Pensions and Other Postretirement Benefits (Amendments to Postretirement Medical Benefits Plans) (Details) - CAD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase (decrease) in discount rate		(0.62%)
Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 28
Prior service credit (cost)	21
Actuarial gain for increase in plan assets	$ 7
Increase (decrease) in discount rate	1.30%		1.30%